Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
REVENUES	$ 222,412	$ 224,158	$ 434,524	$ 451,506
Voyage expenses (recoveries)	23,273	33,697	46,221	63,214
Vessel operating expenses	86,519	76,398	163,843	153,258
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	50,265	48,387	94,775	96,391
General and administrative	10,417	8,706	20,807	17,630
Write-down of vessel		1,048		1,048
Restructuring charge	1,395		2,054
Income from vessel operations	36,450	42,953	77,954	93,379
Operating Segments [Member] | Shuttle Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	133,222	143,748	263,572	288,675
Voyage expenses (recoveries)	22,275	32,150	44,569	59,305
Vessel operating expenses	36,511	39,653	74,478	82,879
Time-charter hire expense	14,093	12,969	28,870	26,586
Depreciation and amortization	28,165	31,944	55,770	63,315
General and administrative	4,911	5,397	10,800	10,599
Write-down of vessel		1,048		1,048
Restructuring charge	957		1,616
Income from vessel operations	26,310	20,587	47,469	44,943
Operating Segments [Member] | FPSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	65,260	56,317	122,945	114,076
Voyage expenses (recoveries)
Vessel operating expenses	40,074	28,203	69,575	52,946
Time-charter hire expense
Depreciation and amortization	17,789	12,727	30,541	25,453
General and administrative	4,600	2,614	7,662	5,085
Write-down of vessel
Restructuring charge
Income from vessel operations	2,797	12,773	15,167	30,592
Operating Segments [Member] | Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	8,877	9,312	17,814	18,949
Voyage expenses (recoveries)	998	1,547	2,137	3,569
Vessel operating expenses	1,619	1,556	3,190	3,099
Time-charter hire expense
Depreciation and amortization	1,568	1,715	3,139	3,364
General and administrative	97	243	771	1,002
Write-down of vessel
Restructuring charge	438		438
Income from vessel operations	4,157	4,251	8,139	7,915
Operating Segments [Member] | FSO Segment [Member]
Segment Reporting Information [Line Items]
REVENUES	15,053	14,781	30,193	29,806
Voyage expenses (recoveries)			(485)	340
Vessel operating expenses	8,315	6,986	16,600	14,334
Time-charter hire expense
Depreciation and amortization	2,743	2,001	5,325	4,259
General and administrative	809	452	1,574	944
Write-down of vessel
Restructuring charge
Income from vessel operations	$ 3,186	$ 5,342	$ 7,179	$ 9,929